Supplemental cash flow information (Schedule of Non-Cash Investing and Financing Activities) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Non-Cash Investing and Financing Activities
Acquisition of CHI	$ 700,000
Convertible debt settlement	668,610
Common shares issued in settlement of accrued and unpaid salaries	116,000
Reallocation of conversion rights reserve on settlement of convertible debt	92,966
Incentive share purchase warrants for loan			26,200
Reallocation of share-based payment and other reserve on warrant exercise	$ 26,200